Note 9 (Detail) - Loan Origination Reserves (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Loan origination reserves, beginning of period	$ 6,570	$ 5,564	$ 5,063	$ 5,486
Provisions for losses during the period	950	237	3,339	1,958
Adjustments to pre-existing provisions for losses from changes in estimates	220	(349)	272	(1,201)
Payments/settlements	(359)	(220)	(1,293)	(1,011)
Loan origination reserves, end of period	$ 7,381	$ 5,232	$ 7,381	$ 5,232